Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 USD ($)
Right-of-Use Assets and Lease Liabilities [Abstract]
Operating lease expense	$ 2,455,945	$ 313,823	$ 567,166